Financial assets and liabilities - Schedule of fair value of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair value of financial instruments
Financial assets, carrying amounts	€ 13,213	€ 15,799
Financial assets, fair value	13,223	15,808
Financial liabilities, carrying amounts	7,062	9,228
Financial liabilities, fair value	7,133	9,296
Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	266	299
Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities, carrying amounts	37	533
Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets, carrying amounts	0	92
Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	1,662	2,841
Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets, carrying amounts	857	865
Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	5,029	5,313
Long-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities, carrying amounts	2,329	2,918
Financial liabilities, fair value	2,401	2,986
Long-term interest-bearing liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Long-term interest-bearing liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Long-term interest-bearing liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Long-term interest-bearing liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities, carrying amounts	59	78
Financial liabilities, fair value	59	78
Other long-term financial liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Other long-term financial liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Other long-term financial liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities, carrying amounts	31	45
Other long-term financial liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities, carrying amounts	1,084	969
Financial liabilities, fair value	1,083	969
Short-term interest-bearing liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Short-term interest-bearing liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Short-term interest-bearing liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Short-term interest-bearing liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Other short-term financial liabilities(5)
Fair value of financial instruments
Financial liabilities, carrying amounts	52	1,371
Financial liabilities, fair value	52	1,371
Other short-term financial liabilities(5) | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Other short-term financial liabilities(5) | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Other short-term financial liabilities(5) | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities, carrying amounts	6	488
Other short-term financial liabilities(5) | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Derivative liabilities
Fair value of financial instruments
Financial liabilities, carrying amounts	266	299
Financial liabilities, fair value	266	299
Derivative liabilities | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Derivative liabilities | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	266	299
Derivative liabilities | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Derivative liabilities | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Discounts without performance obligations
Fair value of financial instruments
Financial liabilities, carrying amounts	294	380
Financial liabilities, fair value	294	380
Discounts without performance obligations | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Discounts without performance obligations | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Discounts without performance obligations | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Discounts without performance obligations | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Trade payables
Fair value of financial instruments
Financial liabilities, carrying amounts	2,978	3,213
Financial liabilities, fair value	2,978	3,213
Trade payables | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Trade payables | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Trade payables | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Trade payables | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Non-current interest-bearing financial investments
Fair value of financial instruments
Financial assets, carrying amounts	368	457
Financial assets, fair value	377	466
Non-current interest-bearing financial investments | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Non-current interest-bearing financial investments | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Non-current interest-bearing financial investments | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Non-current interest-bearing financial investments | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Venture funds and similar equity investments
Fair value of financial instruments
Financial assets, carrying amounts	857	865
Financial assets, fair value	857	865
Venture funds and similar equity investments | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Venture funds and similar equity investments | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Venture funds and similar equity investments | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets, carrying amounts	857	865
Venture funds and similar equity investments | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Other non-current financial assets
Fair value of financial instruments
Financial assets, carrying amounts	215	316
Financial assets, fair value	215	316
Other non-current financial assets | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Other non-current financial assets | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	82	97
Other non-current financial assets | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Other non-current financial assets | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	37	40
Other current financial assets
Fair value of financial instruments
Financial assets, carrying amounts	248	432
Financial assets, fair value	248	432
Other current financial assets | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets, carrying amounts	0	92
Other current financial assets | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Other current financial assets | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Other current financial assets | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	17	25
Derivative assets
Fair value of financial instruments
Financial assets, carrying amounts	127	197
Financial assets, fair value	127	197
Derivative assets | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Derivative assets | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	127	197
Derivative assets | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Derivative assets | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Trade receivables
Fair value of financial instruments
Financial assets, carrying amounts	4,975	5,248
Financial assets, fair value	4,975	5,248
Trade receivables | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Trade receivables | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Trade receivables | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Trade receivables | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	4,975	5,248
Current interest-bearing financial investments
Fair value of financial instruments
Financial assets, carrying amounts	961	1,661
Financial assets, fair value	962	1,661
Current interest-bearing financial investments | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Current interest-bearing financial investments | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	638	1,175
Current interest-bearing financial investments | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Current interest-bearing financial investments | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Cash and cash equivalents
Fair value of financial instruments
Financial assets, carrying amounts	5,462	6,623
Financial assets, fair value	5,462	6,623
Cash and cash equivalents | Fair value through profit or loss | Level 1
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Cash and cash equivalents | Fair value through profit or loss | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	815	1,372
Cash and cash equivalents | Fair value through profit or loss | Level 3
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Cash and cash equivalents | Fair value through other comprehensive income | Level 2
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Financial assets at amortised cost
Fair value of financial instruments
Financial assets, carrying amounts	5,665	6,688
Financial assets at amortised cost | Non-current interest-bearing financial investments
Fair value of financial instruments
Financial assets, carrying amounts	368	457
Financial assets at amortised cost | Venture funds and similar equity investments
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Financial assets at amortised cost | Other non-current financial assets
Fair value of financial instruments
Financial assets, carrying amounts	96	179
Financial assets at amortised cost | Other current financial assets
Fair value of financial instruments
Financial assets, carrying amounts	231	315
Financial assets at amortised cost | Derivative assets
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Financial assets at amortised cost | Trade receivables
Fair value of financial instruments
Financial assets, carrying amounts	0	0
Financial assets at amortised cost | Current interest-bearing financial investments
Fair value of financial instruments
Financial assets, carrying amounts	323	486
Financial assets at amortised cost | Cash and cash equivalents
Fair value of financial instruments
Financial assets, carrying amounts	4,647	5,251
Financial liabilities at amortised cost
Fair value of financial instruments
Financial liabilities, carrying amounts	6,759	8,396
Financial liabilities at amortised cost | Long-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities, carrying amounts	2,329	2,918
Financial liabilities at amortised cost | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities, carrying amounts	28	33
Financial liabilities at amortised cost | Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities, carrying amounts	1,084	969
Financial liabilities at amortised cost | Other short-term financial liabilities(5)
Fair value of financial instruments
Financial liabilities, carrying amounts	46	883
Financial liabilities at amortised cost | Derivative liabilities
Fair value of financial instruments
Financial liabilities, carrying amounts	0	0
Financial liabilities at amortised cost | Discounts without performance obligations
Fair value of financial instruments
Financial liabilities, carrying amounts	294	380
Financial liabilities at amortised cost | Trade payables
Fair value of financial instruments
Financial liabilities, carrying amounts	€ 2,978	€ 3,213